Fair Value Measurements - Measurement - Convertible Note - Quantum (Details) - Convertible note - Quantum	Jun. 30, 2024 $ / shares Y	Jun. 25, 2024 $ / shares Y
Risk-free interest rate
Fair Value Measurements
Measurement input of notes payable	0.0510	0.0510
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	0.99	1.00
Volatility
Fair Value Measurements
Measurement input of notes payable	1.2500	1.2500
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	8.75	8.00
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.3782	0.3735